Other Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)

15.OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) includes changes in the fair value of interest rate swaps that qualify for hedge accounting. The components of other comprehensive income (loss) and related tax effects for the three months ended March 31, 2023 and 2022 are as follows:

	Three Months Ended March 31, 2023
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$(4,080)	1,081	$(2,999)
Changes in fair value of interest rate swaps	(3,299)	874	(2,425)
Foreign currency translation adjustment	1,682	—	1,682
	$(5,697)	$1,955	$(3,742)

	Three Months Ended March 31, 2022
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$4,750	$(1,259)	$3,491
Changes in fair value of interest rate swaps	44,699	(11,845)	32,854
Foreign currency translation adjustment	34,429	—	34,429
	$83,878	$(13,104)	$70,774

A rollforward of the amounts included in AOCIL, net of taxes, for the three months ended March 31, 2023 and 2022, is as follows:

		Foreign	Accumulated
		Currency	Other
	Interest	Translation	Comprehensive
	Rate Swaps	Adjustment	Income (Loss)
Balance at December 31, 2022	$23,378	$(80,208)	$(56,830)
Amounts reclassified into earnings	(2,999)	—	(2,999)
Changes in fair value	(2,425)	—	(2,425)
Foreign currency translation adjustment	—	1,682	1,682
Balance at March 31, 2023	$17,954	$(78,526)	$(60,572)

		Foreign	Accumulated
		Currency	Other
	Interest	Translation	Comprehensive
	Rate Swaps	Adjustment	Income (Loss)
Balance at December 31, 2021	$(37,544)	$77,128	$39,584
Amounts reclassified into earnings	3,491	—	3,491
Changes in fair value	32,854	—	32,854
Foreign currency translation adjustment	—	34,429	34,429
Balance at March 31, 2022	$(1,199)	$111,557	$110,358

See Note 11 for further discussion on the Company’s derivative instruments.

15.   OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) includes changes in the fair value of interest rate swaps that qualify for hedge accounting. The components of other comprehensive income (loss) and related tax effects for the years ended December 31, 2022, 2021 and 2020, are as follows:

	Year Ended December 31, 2022
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$6,551	$(1,736)	$4,815
Changes in fair value of interest rate swaps	76,336	(20,229)	56,107
Foreign currency translation adjustment	(157,336)	—	(157,336)
	$(74,449)	$(21,965)	$(96,414)

	Year Ended December 31, 2021
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$20,321	$(5,385)	$14,936
Changes in fair value of interest rate swaps	23,287	(6,171)	17,116
Foreign currency translation adjustment	8,183	—	8,183
	$51,791	$(11,556)	$40,235

	Year Ended December 31, 2020
	Gross	Tax Effect	Net of Tax
Interest rate swap amounts reclassified into interest expense	$9,778	$(2,591)	$7,187
Changes in fair value of interest rate swaps	(64,664)	17,136	(47,528)
Foreign currency translation adjustment	50,653	—	50,653
	$(4,233)	$14,545	$10,312

A roll forward of the amounts included in AOCIL, net of taxes, is as follows:

		Foreign	Accumulated
		Currency	Other
	Interest	Translation	Comprehensive
	Rate Swaps	Adjustment	Income (Loss)
Balance at December 31, 2020	$(69,596)	$68,945	$(651)
Amounts reclassified into earnings	14,936	—	14,936
Changes in fair value	17,116	—	17,116
Foreign currency translation adjustment	—	8,183	8,183
Balance at December 31, 2021	(37,544)	77,128	39,584
Amounts reclassified into earnings	4,815	—	4,815
Changes in fair value	56,107	—	56,107
Foreign currency translation adjustment	—	(157,336)	(157,336)
Balance at December 31, 2022	$23,378	$(80,208)	$(56,830)